Commitments and Contingencies (Details) - Centennial Resource Production, LLC (Centennial OpCo)	1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 31, 2016	Dec. 31, 2015 a item	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Minimum fees Reimbursement per day					$ 7,000
Drilling Rig Contracts
Termination fees				$ 221,000		$ 2,388,000
Transportation System
Area of land (in acres) | a		28,000
Contract term	9 months	12 years
Number of renewal terms | item		2
Contract renewal term	30 days	2 years
Subsequent renewal period		1 year
Termination notice period	30 days	60 days
Gas gathering agreement | PennTex
Payments made			$ 200,000		1,000,000
Drilling Rig Contracts
Termination fees				$ 200,000		$ 2,400,000
Gas gathering agreement | PennTex | Other current-liabilities
Short-term liability			$ 300,000		$ 300,000